BASIS OF PREPARATION (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (recovery)	£ (9,485)	£ 8,506
Currency translation reserve	1,593	(410)	£ 265
Loss for the period	(185,107)	£ 30,765	£ 1,442
Deferred tax liabilities	0
Increase (decrease) due to corrections of prior period errors
Income tax expense (recovery)	(9,124)
Currency translation reserve	(142)
Loss for the period	9,124
Deferred tax liabilities	(8,782)
Previously reported
Income tax expense (recovery)	(361)
Currency translation reserve	1,735
Loss for the period	(194,231)
Deferred tax liabilities	£ 8,782